Debt and Interest Costs - Activity (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Revolving credit facility
Maximum borrowing capacity of revolving credit facility	$ 1,500
Committed multi-currency revolving credit facilities due 2021
Revolving credit facility
Available borrowing capacity under line of credit facility		$ 1,200
Short-term uncommitted credit facilities
Revolving credit facility
Available borrowing capacity under line of credit facility		751
Amount of credit facility outstanding and due on demand	$ 340	$ 143
Weighted average interest rate of the outstanding short-term facilities (as a percent)	2.31%	1.67%